Risk Management and Report (Details) - Schedule of contracts susceptible to offset - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value [Member]
Risk Management and Report (Details) - Schedule of contracts susceptible to offset [Line Items]
Derivative financial assets	$ 2,987,783	$ 2,983,298
Derivative financial liabilities	3,324,485	2,773,476
Negative Fair Value of contracts with right to offset [Member]
Risk Management and Report (Details) - Schedule of contracts susceptible to offset [Line Items]
Derivative financial assets	(1,014,141)	(1,259,233)
Derivative financial liabilities	(1,014,141)	(1,259,233)
Positive Fair Value of contracts with right to offset [Member]
Risk Management and Report (Details) - Schedule of contracts susceptible to offset [Line Items]
Derivative financial assets	(1,508,710)	(782,776)
Derivative financial liabilities	(1,508,710)	(782,776)
Financial Collateral [Member]
Risk Management and Report (Details) - Schedule of contracts susceptible to offset [Line Items]
Derivative financial assets	(180,863)	(327,840)
Derivative financial liabilities	(302,571)	(275,191)
Net Fair value [Member]
Risk Management and Report (Details) - Schedule of contracts susceptible to offset [Line Items]
Derivative financial assets	284,069	613,449
Derivative financial liabilities	$ 499,063	$ 456,276